Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of accrued liabilities and other payables [Abstract]
Payable to merchants of Cheers e-Mall		$ 1
Co-invest online series production fund		467
Payroll payables	1,391	1,444
Other payables	812	720
Total	$ 2,203	$ 2,632